UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10-D

ASSET BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:   December 13, 2022 to January 12, 2023

Commission File Number of issuing entity:  333-226123-02

Central Index Key Number of issuing entity:  0001763501

JPMCC Commercial Mortgage Securities Trust 2019-COR4
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-226123

Central Index Key Number of depositor:  0001013611

J.P. Morgan Chase Commercial Mortgage Securities Corp.
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0000835271

JPMorgan Chase Bank, National Association
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001555524

LoanCore Capital Markets LLC
(Exact name of sponsor as specified in its charter)

John Miller (212) 272-8363
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-4104393
38-4104394
(I.R.S. Employer Identification No.)

c/o Computershare Trust Company, N.A., as agent for
Wells Fargo Bank, National Association
9062 Old Annapolis Road
Columbia, MD 21045
(Address of principal executive offices of the issuing entity) (Zip Code)

(410) 884-2000
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A-1			X
A-2			X
A-3			X
A-4			X
A-5			X
A-SB			X
X-A			X
X-B			X
A-S			X
B			X
C			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On January 12, 2023 a distribution was made to holders of the certificates issued by JPMCC Commercial Mortgage Securities Trust 2019-COR4.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 10(b), Exhibit 99.1 for the related information.

No assets securitized by J.P. Morgan Chase Commercial Mortgage Securities Corp. (the "Depositor") and held by JPMCC Commercial Mortgage Securities Trust 2019-COR4 were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the monthly distribution period from December 13, 2022 to January 12, 2023.

The Depositor filed its most recent Form ABS-15G in accordance with Rule 15Ga-1 under the Exchange Act (a "Rule 15Ga-1 Form ABS-15G") on February 14, 2022. The CIK number for the Depositor is 0001013611.

JPMorgan Chase Bank, National Association filed its most recent Rule 15Ga-1 Form ABS-15G for this asset class on February 14, 2022. The CIK number for JPMorgan Chase Bank, National Association is 0000835271.

LoanCore Capital Markets LLC filed its most recent Rule 15Ga-1 Form ABS-15G on February 8, 2022. The CIK number for LoanCore Capital Markets LLC is 0001555524.

Item 1A. Asset-Level Information.

ABS Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on January 25, 2023 under Commission File No. 333-226123-02 and incorporated by reference herein).

ABS Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on January 25, 2023 under Commission File No. 333-226123-02 and incorporated by reference herein).

Part II - OTHER INFORMATION

Item 2. Legal Proceedings.

Disclosure from Wells Fargo Bank, National Association, as certificate administrator, custodian and/or trustee:

In December 2014, Phoenix Light SF Limited (Phoenix Light) and certain related entities filed a complaint in the United States District Court for the Southern District of New York alleging claims against Wells Fargo Bank, N.A., in its capacity as trustee for a number of residential mortgage-backed securities (RMBS) trusts. Complaints raising similar allegations have been filed by Commerzbank AG in the Southern District of New York and by IKB International and IKB Deutsche Industriebank in New York state court. In each case, the plaintiffs allege that Wells Fargo Bank, N.A., as trustee, caused losses to investors, and plaintiffs assert causes of action based upon, among other things, the trustee’s alleged failure to notify and enforce repurchase obligations of mortgage loan sellers for purported breaches of representations and warranties, notify investors of alleged events of default, and abide by appropriate standards of care following alleged events of default. In July 2022, the district court dismissed Phoenix Light’s claims and certain of the claims asserted by Commerzbank AG, and subsequently entered judgment in each case in favor of Wells Fargo Bank, N.A. In August 2022, Phoenix Light and Commerzbank AG appealed the district court’s decision to the United States Court of Appeals for the Second Circuit. The Company previously settled two class actions filed by institutional investors and an action filed by the National Credit Union Administration with similar allegations. In addition, Park Royal I LLC and Park Royal II LLC have filed substantially similar lawsuits in New York state court alleging Wells Fargo Bank, N.A., as trustee, failed to take appropriate actions upon learning of defective mortgage loan documentation.

Item 7. Change in Sponsor Interest in the Securities.

None

Item 9. Other Information.

Midland Loan Services, A Division of PNC Bank, National Association, in its capacity as Master Servicer for JPMCC Commercial Mortgage Securities Trust 2019-COR4, affirms the following amounts in the respective accounts:

Collection Account
Prior Distribution Date	12/12/2022	$29,900.00
Current Distribution Date	01/12/2023	$21,900.00

REO Account
Prior Distribution Date	12/12/2022	$0.00
Current Distribution Date	01/12/2023	$0.00

Computershare Trust Company, N.A., as agent for Wells Fargo Bank, N.A., in its capacity as Certificate Administrator for JPMCC Commercial Mortgage Securities Trust 2019-COR4, affirms the following amounts in the respective accounts:

Distribution Account
Prior Distribution Date	12/12/2022	$5,799.97
Current Distribution Date	01/12/2023	$112,486.67

Interest Reserve Account
Prior Distribution Date	12/12/2022	$0.00
Current Distribution Date	01/12/2023	$106,496.12

Gain-on-Sale Reserve Account
Prior Distribution Date	12/12/2022	$0.00
Current Distribution Date	01/12/2023	$0.00

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D:

(99.1) Monthly report distributed to holders of the certificates issued by JPMCC Commercial Mortgage Securities Trust 2019-COR4, relating to the January 12, 2023 distribution.

(102) ABS Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on January 25, 2023 under Commission File No. 333-226123-02 and incorporated by reference herein).

(103) ABS Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on January 25, 2023 under Commission File No. 333-226123-02 and incorporated by reference herein).

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

J.P. Morgan Chase Commercial Mortgage Securities Corp.
(Depositor)

/s/ John Miller
John Miller, Executive Director

Date: January 25, 2023